UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2011

Item 1. Reports to Stockholders

Fidelity® Commodity Strategy
Central Fund

Semiannual Report

January 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CRC-SANN-0311
1.901063.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Actual	.0635%	$ 1,000.00	$ 1,220.50	$ .36
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.89	$ .32

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2011*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Commodity Swaps	97.6	90.1
Commodity Futures	2.4	2.3
Commodity-Linked Notes	0.0	7.6

Commodity Sector Diversification as of January 31, 2011
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Energy	32.7	31.1
Grains	22.8	23.6
Industrial Metals	17.6	18.3
Precious Metals	12.9	13.0
Softs	8.3	7.5
Livestock	5.7	6.5

* Investments in Commodity Swaps and Commodity-Linked Notes provide exposure to the commodities market via the Dow Jones-UBS Commodity Index Total Return, an unmanaged index composed of futures contracts on 19 physical commodities. The Fund does not invest directly in physical commodities.

Semiannual Report

Consolidated Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 6.7%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.16% 2/17/11 to 6/23/11 (b)(c) (Cost $20,992,816)	$ 21,000,000	$ 20,992,832
Money Market Funds - 87.7%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $274,133,384)	274,133,384	274,133,384
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $295,126,200)		295,126,216
NET OTHER ASSETS (LIABILITIES) - 5.6%		17,567,846
NET ASSETS - 100%		$ 312,694,062
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
17 CBOT Corn Contracts	March 2011	$ 560,575	$ 54,454
8 CBOT Soybean Contracts	March 2011	565,200	41,254
6 CBOT Soybean Oil Contracts	March 2011	208,368	10,920
8 CBOT Wheat Contracts	March 2011	336,300	30,416
6 CME Cattle Contracts	April 2011	273,480	2,888
4 CME Lean Hogs Contracts	April 2011	149,920	13,184
5 COMEX Copper Contracts	March 2011	556,000	55,231
5 COMEX Gold Contracts	April 2011	665,999	(24,783)
2 COMEX Silver Contracts	March 2011	280,200	(2,264)
2 ICE Coffee Contracts	Feb. 2011	183,600	27,498
6 LME Aluminum Contracts	March 2011	376,838	24,613
1 LME Nickel Contracts	March 2011	164,070	22,426
3 LME Zinc Contracts	March 2011	181,425	4,513
2 NYBOT Cotton No. 2 Contracts	Feb. 2011	168,440	33,598
7 NYBOT Sugar Contracts	March 2011	266,325	65,188
2 NYMEX Heating Oil Contracts	March 2011	229,446	20,416
18 NYMEX Natural Gas Contracts	Feb. 2011	795,220	(3,253)
3 NYMEX RBOB Gasoline Contracts	March 2011	314,181	17,427
12 NYMEX WTI Crude Contracts	Feb. 2011	1,103,400	30,269
TOTAL COMMODITY FUTURES CONTRACTS		$ 7,378,987	$ 423,995

The face value of futures purchased as a percentage of net assets is 2.4%
Swap Agreements
		Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	April 2011	$ 2,000,000	$ 206,326
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	March 2011	$ 17,000,000	$ 1,789,808
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	March 2011	10,000,000	653,168
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	March 2011	290,000	45,799
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	April 2011	6,500,000	548,194
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	April 2011	15,000,000	980,722
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2011	20,000,000	1,307,630
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	March 2011	3,250,000	182,001
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2011	40,216,000	862,925
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	March 2011	1,500,000	126,506
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	March 2011	$ 20,000,000	$ 1,307,630
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	March 2011	370,000	25,025
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	March 2011	130,000	5,848
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	March 2011	10,000,000	653,492
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	March 2011	17,400,000	701,069
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	March 2011	400,000	5,301
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	April 2011	15,900,000	163,055
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	April 2011	420,000	6,911
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	225,000	52,177
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	March 2011	$ 7,000,000	$ 1,376,085
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	850,000	113,540
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	10,000,000	1,032,125
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2011	7,000,000	722,488
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Feb. 2011	200,000	24,136
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	March 2011	450,000	24,108
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	April 2011	17,500,000	415,023
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	April 2011	19,250,000	619,142
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	April 2011	135,000	2,121
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Feb. 2011	$ 11,300,000	$ 1,453,635
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	March 2011	11,300,000	1,453,635
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2011	300,000	15,662
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	April 2011	150,000	2,944
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2011	21,850,000	563,446
		$ 287,886,000	$ 17,441,677
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $684,848.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $19,108,242.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 189,176
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Return Central Cayman Ltd.	$ 33,682,432	$ 3,999,985	$ 20,000,025	$ -	$ 54,265,132
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 20,992,832	$ -	$ 20,922,832	$ -
Money Market Funds	274,133,384	274,133,384	-	-
Total Investments in Securities:	$ 295,126,216	$ 274,133,384	$ 20,922,832	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 454,295	$ 454,295	$ -	$ -
Swap Agreements	17,441,677	-	17,441,677	-
Total Assets	$ 17,895,972	$ 454,295	$ 17,441,677	$ -
Liabilities
Futures Contracts	$ (30,300)	$ (30,300)	$ -	$ -
Total Derivative Instruments:	$ 17,865,672	$ 423,995	$ 17,441,677	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts (a)	$ 454,295	$ (30,300)
Swap Agreements (b)	17,441,677	-
Total Value of Derivatives	$ 17,895,972	$ (30,300)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Consolidated Schedule of Investments. Only the period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.

(b) Value is disclosed on the Consolidated Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,992,816)	$ 20,992,832
Fidelity Central Funds (cost $274,133,384)	274,133,384
Total Investments (cost $295,126,200)		$ 295,126,216
Segregated cash with broker for futures contracts		57,142
Receivable for investments sold		9,306
Receivable for fund shares sold		65,847
Distributions receivable from Fidelity Central Funds		43,156
Daily variation margin on futures contracts		113,414
Unrealized appreciation on swap agreements		17,441,677
Prepaid expenses		13,750
Total assets		312,870,508

Liabilities
Payable for fund shares redeemed	$ 161,912
Accrued management fee	12,036
Other payables and accrued expenses	2,498
Total liabilities		176,446

Net Assets		$ 312,694,062
Net Assets consist of:
Paid in capital		$ 266,236,556
Undistributed net investment income		138,831
Accumulated undistributed net realized gain (loss) on investments		28,452,987
Net unrealized appreciation (depreciation) on investments		17,865,688
Net Assets, for 24,504,878 shares outstanding		$ 312,694,062
Net Asset Value, offering price and redemption price per share ($312,694,062 ÷ 24,504,878 shares)		$ 12.76

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Interest		$ 11,182
Income from Fidelity Central Funds		189,176
Total income		200,358

Expenses
Management fee	$ 50,293
Custodian fees and expenses	5,000
Independent trustees' compensation	334
Subsidiary directors' fees	7,500
Total expenses before reductions	63,127
Expense reductions	(381)	62,746
Net investment income		137,612
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	601,808
Futures contracts	997,328
Swap agreements	27,995,504
Total net realized gain (loss)		29,594,640
Change in net unrealized appreciation (depreciation) on: Investment securities	101,539
Futures contracts	92,100
Swap agreements	7,529,278
Total change in net unrealized appreciation (depreciation)		7,722,917
Net gain (loss)		37,317,557
Net increase (decrease) in net assets resulting from operations		$ 37,455,169

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	For the period October 7, 2009 (commencement of operations) to July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 137,612	$ 182,914
Net realized gain (loss)	29,594,640	(9,008,035)
Change in net unrealized appreciation (depreciation)	7,722,917	10,142,771
Net increase (decrease) in net assets resulting from operations	37,455,169	1,317,650
Distributions to shareholders from net investment income	(108,747)	(72,948)
Distributions to shareholders from net realized gain	(1,196,217)	-
Total distributions	(1,304,964)	(72,948)
Share transactions Proceeds from sales of shares	140,524,389	196,300,785
Reinvestment of distributions	1,304,964	72,948
Cost of shares redeemed	(61,750,348)	(1,153,583)
Net increase (decrease) in net assets resulting from share transactions	80,079,005	195,220,150
Total increase (decrease) in net assets	116,229,210	196,464,852

Net Assets
Beginning of period	196,464,852	-
End of period (including undistributed net investment income of $138,831 and undistributed net investment income of $109,966, respectively)	$ 312,694,062	$ 196,464,852
Other Information Shares
Sold	11,597,578	18,731,082
Issued in reinvestment of distributions	123,811	6,967
Redeemed	(5,844,092)	(110,468)
Net increase (decrease)	5,877,297	18,627,581

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights

	Six months ended January 31, 2011	Year ended July 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.00
Income from Investment Operations
Net investment income D	.01	.01
Net realized and unrealized gain (loss)	2.30	.55
Total from investment operations	2.31	.56
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	(.09)	-
Total distributions	(.10)	(.01)
Net asset value, end of period	$ 12.76	$ 10.55
Total Return B,C	22.05%	5.55%
Ratios to Average Net Assets E,H
Expenses before reductions	.06% A	.06% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income	.14% A	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 312,694	$ 196,465
Portfolio turnover rate F	26% A	109% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 7, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Commodity Strategy Central Fund (the Fund) is a non-diversified fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Consolidated Subsidiary.

The Fund invests in certain commodity-linked derivative instruments through Fidelity Commodity Return Central Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of January 31, 2011, the Fund held $54,265,132 in the Subsidiary, representing 17.4% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011 for the Fund's investments is included at the end of the Fund's Consolidated Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the controlled foreign corporation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were on an unconsolidated basis as follows:

Gross unrealized appreciation	$ 37,765,237
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ 37,765,237

Tax cost	$ 274,985,581

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund primarily used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties for unrealized losses on outstanding swap contracts. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange's clearinghouse. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period. These amounts are included in the Consolidated Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$ 997,328	$ 92,100
Swap Agreements	27,995,504	7,529,278
Totals	$ 28,992,832	$ 7,621,378

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation (depreciation). This receivable and/or payable is included in Daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss)

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Notes to Consolidated Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Consolidated Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Consolidated Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Consolidated Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Consolidated Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Consolidated Statement of Operations.

Risks of loss include commodity risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual security or a basket of securities (i.e., an index), and the other on a fixed or floating rate. The Fund entered into total return swaps to manage its commodities market exposure.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $306,911 and $5,908,734, respectively.

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7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

FMR and its affiliates also provide investment management services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at an annual rate of .30% of its assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $334.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $47.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Commodity Strategy Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses and expenses associate with investments in wholly-owned subsidiaries). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

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Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 6, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 6, 2011